Note 6 - Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Defined Benefit Plan [Abstract]
Schedule of changes in the plans' benefit obligations and fair value of assets

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two-year period ended December 31, 2025, and the funded status as of December 31, 2025 and 2024 (in thousands):

	Pension Benefits
	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of year	$168,004	$149,426
Service cost	4,270	3,659
Interest cost	8,377	8,302
Change due to mortality change	266	2,430
Change due to discount rate change	(3,739)	10,819
Actuarial return	249	1,714
Benefits paid	(9,237)	(8,346)
Benefit obligation at end of year	168,190	168,004
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	184,334	176,958
Actual return on plan assets	31,372	15,722
SERP assets to non-current investments	(39,641)	—
Benefits paid	(7,961)	(8,346)
Fair value of plan assets at end of year	168,104	184,334
Funded status at end of year	$(86)	$16,330

Schedule of the amounts recognized in the consolidated balance sheets

The following table provides the amounts recognized in the consolidated balance sheets as of December 31, 2025 and 2024 (in thousands):

	Pension Benefits
	2025	2024
Non-current assets:
Accrued benefit asset	$22,369	$19,879
Pension liability
Accrued current benefit liability	—	(1,556)
Accrued benefit liability	(22,455)	(1,993)
Accumulated other comprehensive loss	3,870	19,489
Net amount recognized	$3,784	$35,819

Schedule of assumptions related to benefit obligation and prepaid benefit costs

The benefit obligation and prepaid benefit costs were calculated by applying the following weighted average assumptions:

	Pension Benefits
	2025		2024
Discount rate: net periodic pension cost	5.35%		5.14%
Discount rate: projected benefit obligation	5.35%		5.14%
Expected rate of return on plan assets	7.25%		7.25%
Rate of compensation increase: net periodic pension cost	3.5%	(1)	3%
Rate of compensation increase: projected benefit obligation	3.5%	(1)	3%

(1)
3.5% for 2025 and 2026, 3% per year thereafter.

Schedule of net periodic pension cost

Net periodic pension cost for the plans consisted of the following for the three months ended March 31, 2026 and 2025 (in thousands):

	Three Months Ended March 31,
	2026	2025
Service cost	$999	$1,068
Interest cost	2,181	2,094
Expected return on plan assets	(2,969)	(3,251)
Amortization of prior service cost	20	20
Amortization of net loss	—	326
Net periodic pension cost	$231	$257

Net periodic pension cost for the plans consisted of the following in 2025, 2024, and 2023 (in thousands):

	Pension Benefits
	2025	2024	2023
Service cost	$4,270	$3,659	$3,794
Interest cost	8,377	8,302	7,974
Expected return on plan assets	(10,187)	(12,544)	(12,428)
Amortization of prior service cost	82	265	500
Amortization of net loss (gain)	2,030	61	(188)
Net periodic pension (benefit) cost	$4,572	$(257)	$(348)

Schedule of allocation of assets	The policy sets forth the following allocation of assets:

	Target	Maximum
Large cap U.S. equities	17%	20%
Small cap U.S. equities	8%	10%
Non-U.S. equities	25%	30%
U.S. Fixed income	18%	23%
Emerging markets debt	5%	8%
Real estate	15%	18%
Absolute return	5%	7%
Company stock/Real return	7%	13%

Schedule of fair values of plan by asset category

The fair values by asset category in each pension plan, along with their hierarchy levels, are as follows as of December 31, 2025 (in thousands):

	Hecla plan				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$568	$—	$—	$568	$156	$—	$—	$156
Common stock	7	—	—	7	—	—	—	—
Mutual funds	78,805	—	—	78,805	18,574	—	—	18,574
Total investments in the fair value hierarchy	79,380	—	—	79,380	18,730	—	—	18,730
Investments measured at net asset value
Real estate funds	—	—	—	18,585	—	—	4,348	4,348
Common collective funds	—	—	—	38,356	—	5,270	3,435	8,705
Total investments measured at net asset value	—	—	—	56,941	—	5,270	7,783	13,053
Total fair value	$79,380	$—	$—	$136,321	$18,730	$5,270	$7,783	$31,783

The fair values by asset category in each defined benefit pension plan, along with their hierarchy levels, were as follows as of December 31, 2024 (in thousands):

	Hecla plans				Lucky Friday
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Interest-bearing cash	$2,699	$—	$—	$2,699	$123	$—	$—	$123
Common stock	18,874	—	—	18,874	2,932	—	—	2,932
Mutual funds	87,823	—	—	87,823	13,016	—	—	13,016
Total investments in the fair value hierarchy	109,396	—	—	109,396	16,071	—	—	16,071
Investments measured at net asset value
Real estate funds	—	—	—	16,318	—	—	—	3,698
Common collective funds	—	—	—	31,688	—	—	—	7,163
Total investments measured at net asset value	—	—	—	48,006	—	—	—	10,861
Total fair value	$109,396	$—	$—	$157,402	$16,071	$—	$—	$26,932

Schedule of estimates of future benefit payments

The following are estimates of future benefit payments, which reflect expected future service as appropriate, related to our pension plans (in thousands):

Year Ending December 31,	Pension Plans
2026	$10,273
2027	10,275
2028	10,549
2029	10,713
2030	10,996
Years 2031-2035	55,143

Schedule of indication of whether pension plans had accumulated benefit obligations (ABO) in excess of plan assets, or plan assets exceeded ABO

The following table indicates whether our pension plans had accumulated benefit obligations (“ABO”) in excess of plan assets, or plan assets exceeded ABO. In 2025, one of our plans had ABOs in excess of plan assets. During 2024 two of our plans had plan assets in excess of the ABO and one did not (in thousands).

	2025	2025	2024	2024
	Plan Assets Exceed ABO	ABO Exceed Plan Assets	Plan Assets Exceed ABO	ABO Exceed Plan Assets
Projected benefit obligation	$145,736	$22,454	$48,251	$119,753
Accumulated benefit obligation	142,230	21,834	47,262	116,148
Fair value of plan assets	168,104	—	66,573	117,761

Schedule of amounts included in "Accumulated other comprehensive loss, net"

For the pension plans, the following amounts are included in “Accumulated other comprehensive income, net” on our balance sheet as of December 31, 2025, that have not yet been recognized as components of net periodic benefit cost (in thousands):

Pension Benefits
Unamortized net loss	$3,647
Unamortized prior service cost	223